CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities
Net (Loss)/Income	$ (4,197)	$ (210)	$ 1,155
Adjustments to reconcile net (loss)/income to net cash provided by operating activities
Depreciation expense	2,930	1,130	680
Amortization of financing costs	87	28	0
Issuance costs and loss on equity-linked instruments, net	1,489	0	0
Amortization of deferred drydocking costs	535	512	357
(Increase)/decrease in:
Trade receivables	(278)	0	117
Due from manager	0	207	(39)
Inventories	(181)	(76)	77
Prepayments and advances	(157)	(129)	1
Other current assets	7	(26)	12
Increase/(decrease) in:
Due to manager	(312)	164	9
Accounts payable	874	100	(94)
Deferred revenue	5	(112)	247
Accrued liabilities	152	179	(17)
Payments for drydocking	(155)	(903)	0
Net cash provided by operating activities	799	864	2,505
Cash flows from investing activities
Vessels acquisitions and improvements	(6,086)	(18,025)	(22)
Net cash used in investing activities	(6,086)	(18,025)	(22)
Cash flows from financing activities
Cash contributions from shareholders	0	0	700
Proceeds from issuance of common shares	12,492	4,565	0
Return of additional paid-in capital	0	(3,000)	(700)
Dividends paid	(153)	(239)	(3,307)
Proceeds from long term debt	0	16,500	0
Finance and issuance costs paid	(963)	(1,621)	(25)
Repayment of long-term debt	(2,955)	(300)	0
Net cash provided by / (used in) financing activities	8,421	15,905	(3,332)
Net increase/(decrease) in cash, cash equivalents and restricted cash	3,134	(1,256)	(849)
Cash, cash equivalents and restricted cash at the beginning of the period	1,446	2,702	3,551
Cash, cash equivalents and restricted cash at the end of the period	4,580	1,446	2,702
Supplemental cash flow information
Cash paid for interest	2,197	407	0
Non-cash financing activities:
Finance lease liability	21,697	0	0
Dividend paid in kind on Series A Preferred Shares	3,954	0	0
Issuance costs paid in kind	100	0	0
Non-cash investing activities:
Vessel acquisition	21,697	18,047	0
Reconciliation of Cash, cash equivalents and restricted cash
Cash and cash equivalents	3,880	946	2,702
Restricted cash, current	200	0	0
Restricted cash, non-current	500	500	0
Total cash, cash equivalents and restricted cash	$ 4,580	$ 1,446	$ 2,702